As filed with the Securities and Exchange Commission on December 8, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21647

                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
                 -----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                 Neuberger Berman Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036
                   (Names and Addresses of agents for service)


Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

Semi-Annual Report
September 30, 2005

[LOGO] NEUBERGER BERMAN
A Lehman Brothers Company

    Neuberger Berman
    Institutional Liquidity Series
------------------------------------------------------

TRUST CLASS SHARES

Institutional Cash Fund

Prime Money Fund

Contents

The Funds

Chairman's Letter                    2

Portfolio Commentary
Institutional Cash Fund              3
Prime Money Fund                     4
Fund Expense Information             7

Financial Statements                 9

Financial Highlights Per Share Data
Institutional Cash Fund             17
Prime Money Fund                    18
The Portfolios

Schedule of Investments
Institutional Liquidity Portfolio    20
Prime Portfolio                      23

Financial Statements                 27

Financial Highlights
Institutional Liquidity Portfolio    33
Prime Portfolio                      34

Directory                            36
Proxy Voting Policies and Procedures 37
Quarterly Portfolio Schedule         37

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2005 Neuberger Berman Management Inc. All rights reserved.

Chairman's Letter

[PHOTO]

Peter Sundman

Dear Shareholder,

I am pleased to present to you this semi-annual report for the Neuberger Berman Institutional Cash Fund and the Neuberger Berman Prime Money Fund through September 30, 2005. The report includes portfolio commentary, a listing of the Funds' investments, and their financial statements for the reporting period.

This report covers six months of the Funds' operation, from April 1 to September 30, 2005. For the fixed income markets, the period was marked by ongoing pressure from the Federal Reserve, which raised its key Fed Funds rate four times, from 2.75% to 3.75%. On each occasion, the Fed voiced concerns about inflation but also showed attentiveness toward maintaining a growing economy. This dual emphasis resulted in second-guessing from some market participants over when and if the Fed would pause in its cycle of tightening. As we near the end of the calendar year, it seems clear to us that despite the economic impact of oil price increases and two hurricanes, the economy remains on a solid footing, and the Fed still appears to be primarily concerned about inflation.

The Funds performed admirably over the past six months. Their investment strategies combine interest rate risk management with dedicated credit research, used to build portfolios of high-quality securities that seek to respond quickly to changes in interest rates without sacrificing yield. With interest rates apparently still on the rise, the managers' intent is to proceed with caution, to protect clients' principal and maintain daily liquidity and diversification.

We appreciate the trust you have placed in us and we will do our very best to continue earning it.

Sincerely,

/s/ P. Sundman signature
                                  PETER SUNDMAN
                              CHAIRMAN OF THE BOARD
                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY FUNDS

Institutional Liquidity Series Portfolio Commentaries

We are pleased to report that both the Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund delivered positive returns and outperformed the iMoneyNet, Inc. First Tier Institutional Average during the period from April 1, 2005 through September 30, 2005.

In the first three months of the period, bond market volatility was relatively low, as yields moved in lock-step with two 25-basis point increases to the Federal Reserve's target Fed Funds rate, which were widely anticipated as part of the Fed's ongoing tightening cycle. In the last three months, market volatility increased. This was partly due to external factors such as the revaluing of the Chinese yuan in July and the impact of Hurricanes Katrina and Rita in September. Also to blame, however, was the growing perception among investors that, despite inflation pressures, slowing economic growth would prompt the Fed to pause in its tightening campaign.

Complicating the task of the Fed was the continued flattening of the yield curve. While short rates rose with the Fed's increases, long rates remained in a tight trading range. For example, the two-year U.S. Treasury yield rose from 3.78% to 4.17% during the six-month period, while the yield on the 10-year Treasury declined by 16 basis points to 4.33%.

Throughout the reporting period, the Federal Reserve performed a balancing act, trying to raise interest rates high enough to keep inflation at bay without choking off economic growth. Now, despite near-term uncertainty about the effects of Hurricanes Katrina and Rita on economic growth and employment, the market is no longer debating whether the Fed will continue or pause in its tightening campaign, as Fed officials have clearly stated that containing inflation is paramount.

Moving into the fourth quarter, the Fed's work does not appear to be complete, and we expect more steadily introduced rate increases. However, we will be monitoring economic releases with an eye towards increases in job growth, wage inflation or energy prices that could prompt more aggressive action by the Fed. We are maintaining an allocation to variable rate notes of approximately 30% to 40%, which should help the portfolios adjust quickly to any changes in rates. Our current strategy is to maintain our overall duration discipline, while seeking higher yielding opportunities that could arise should the yield curve steepen. This approach, we believe, will help us in seeking consistent, secure results over the long term.

Neuberger Berman Institutional Cash Fund

For the period from April 1, 2005 through September 30, 2005, the Neuberger Berman Institutional Cash Fund returned 1.54% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 1.45%. The Fund closed the period with a 3.53% 7-day current yield and a 3.59% 7-day effective yield.

Neuberger Berman Prime Money Fund

For the period from April 1, 2005 through September 30, 2005, the Neuberger Berman Prime Money Fund returned 1.53% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 1.45%. The Fund closed the period with a 3.50% 7-day current yield and a 3.56% 7-day effective yield.

Sincerely,
/s/ John Donohue
/s/ Eric Hiatt
                       JOHN C. DONOHUE AND ERIC D. HIATT
                             PORTFOLIO CO-MANAGERS

PERFORMANCE HIGHLIGHTS

--------------------------------------------------------------------------------


Neuberger Berman Institutional Liquidity Series
Trust Class Shares

                                           For the 7 Days Ended 9/30/2005
                           Inception Date Current Yield/2/ Effective Yield/2/
Institutional Cash Fund/1/       5/8/2000           3.53%              3.59%
Prime Money Fund/1/            12/27/2004           3.50%              3.56%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.nb.com/performance. The composition, industries and holdings of the fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Institutional Liquidity Portfolio
Maturity Diversification
(% by Maturity)

1 Day.........................  0.0%
2-7 Days...................... 35.4
8-15 Days.....................  6.7
16-30 Days.................... 14.8
31-60 Days.................... 16.4
61-90 Days.................... 15.2
91-180 Days...................  9.8
181-270 Days..................  1.4
271+ Days.....................  0.0
Cash, receivables and other
assets, less liabilities......  0.3

Prime Portfolio
Maturity Diversification
(% by Maturity)

1 Day.........................  0.0%
2-7 Days...................... 21.5
8-15 Days.....................  8.9
16-30 Days.................... 22.3
31-60 Days.................... 16.2
61-90 Days.................... 14.7
91-180 Days................... 12.5
181-270 Days..................  0.4
271+ Days.....................  1.5
Cash, receivables and other
assets, less liabilities......  2.0

Endnotes

               1. Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund so that total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of each Fund are limited to 0.41% of average daily net assets. The undertakings last until March 31, 2008. Each Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the six months ended September 30, 2005, there was no reimbursement of expenses by Management to either fund.

                    Management has voluntarily agreed to waive its investment management fee in the amount of 0.02% of each corresponding Portfolio's average net assets until March 31, 2006. As a result of this waiver, each Fund indirectly receives a management fee waiver and the investment management fee of each corresponding Portfolio will be limited to 0.08% of its average net assets. If this voluntary waiver was not in place, performance would be lower for each Fund.

               2. "Current yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.

Glossary of Indices

                        The iMoneyNet Money Fund Measures the performance of institutional money
Report Taxable First Tier Institutional Average: market mutual funds which invest in anything allowable, except Second Tier Commercial Paper.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index is prepared or obtained by Neuberger Berman Management Inc. and includes reinvestment of all dividends and capital gain distributions. Each Fund may invest in securities not included in the above-described index.

                                NEUBERGER BERMAN SEPTEMBER 30, 2005 (UNAUDITED)

Information About Your Fund's Expenses

These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each Fund's proportionate share of expenses of its corresponding Portfolio, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table illustrates the fund's costs in two ways:

             Actual Expenses and Performance: The first section of the table provides information about actual account values and
                                              actual expenses in dollars. You may use the
                                              information in this line, together with the
                                              amount you invested, to estimate the expenses
                                              you paid over the period. Simply divide your
                                              account value by $1,000 (for example, an $8,600
                                              account value divided by $1,000 = 8.6), then
                                              multiply the result by the number in the first
                                              section of the table under the heading entitled
                                              "Expenses Paid During the Period" to estimate
                                              the expenses you paid over the period.

Hypothetical Example for Comparison Purposes: The second section of the table provides information about hypothetical account values
                                              and hypothetical expenses based on the Fund's
                                              actual expense ratio and an assumed rate of
                                              return at 5% per year before expenses. This
                                              return is not the Fund's actual return. The
                                              hypothetical account values and expenses may
                                              not be used to estimate the actual ending
                                              account balance or expenses you paid for the
                                              period. You may use this information to compare
                                              the ongoing costs of investing in these Funds
                                              versus other funds. To do so, compare this 5%
                                              hypothetical example with the 5% hypothetical
                                              examples that appear in the shareholder reports
                                              of other funds.

Expense Information As of 9/30/05 (Unaudited)

Institutional Cash Fund

                                Beginning      Ending    Expenses
                                  Account     Account Paid During
                  Actual            Value       Value the Period*
                  -----------------------------------------------
                  Trust Class      $1,000   $1,015.40       $1.43

                  Hypothetical (5% annual
                  return before expenses)**
                  -----------------------------------------------
                  Trust Class      $1,000   $1,023.92       $1.44

Prime Money Fund

                                Beginning      Ending    Expenses
                                  Account     Account Paid During
                  Actual            Value       Value the Period*
                  -----------------------------------------------
                  Trust Class      $1,000   $1,015.30       $1.51

                  Hypothetical (5% annual
                  return before expenses)**
                  -----------------------------------------------
                  Trust Class      $1,000   $1,023.84       $1.52

 * For each fund, expenses are equal to the expense ratio for the fund, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period shown). Each fund's expense ratio includes its proportionate share of the expenses of its corresponding Portfolio.
** Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent fiscal half year divided by 365.

                                NEUBERGER BERMAN SEPTEMBER 30, 2005 (UNAUDITED)

Statements of Assets and Liabilities

                                                                  --------------------------------

Institutional Liquidity Series                                    Institutional Cash  Prime Money
(000's omitted except per share amounts)                                        Fund         Fund
Assets
    Investment in corresponding Portfolio, at value (Note A)              $2,134,075     $686,715
    Prepaid expenses and other assets                                             30           --
Total Assets                                                               2,134,105      686,715
Liabilities
    Dividends payable                                                          6,187           --
    Payable to administrator-net (Note B)                                        272           90
    Accrued expenses and other payables                                           67           71
Total Liabilities                                                              6,526          161
Net Assets at value                                                       $2,127,579     $686,554
Net Assets consist of:
    Paid-in capital                                                       $2,127,614     $686,553
    Undistributed net investment income (loss)                                    --            2
    Accumulated net realized gains (losses) on investment                        (35)          (1)
Net Assets at value                                                       $2,127,579     $686,554
Shares Outstanding ($.001 par value; unlimited shares authorized)          2,127,614      686,554
Net Asset Value, offering and redemption price per share                  $     1.00     $   1.00

See Notes to Financial Statements

       NEUBERGER BERMAN FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)

Statements of Operations

                                                                --------------------------------

Institutional Liquidity Series                                  Institutional Cash  Prime Money
                                                                              Fund         Fund

(000's omitted)
Investment Income
Investment income from corresponding Portfolio (Note A)                    $32,971      $11,296
Expenses from corresponding Portfolio (Notes A & B)                         (1,109)        (368)
Net investment income from corresponding Portfolio                          31,862       10,928
Expenses:
Administration fee (Note B)                                                  1,503          515
Audit fees                                                                       6            3
Insurance expense                                                               24           --
Legal fees                                                                      21           16
Registration and filing fees                                                    62           67
Rating agency fees                                                              --            3
Shareholder reports                                                             46           22
Shareholder servicing agent fees                                                10           11
Trustees' fees and expenses                                                      8            2
Miscellaneous                                                                   15            9
Total net expenses                                                           1,695          648
Net investment income                                                       30,167       10,280
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net gain (loss) on investments from corresponding Portfolio                    (16)          (1)
Net increase (decrease) in net assets resulting from operations            $30,151      $10,279

See Notes to Financial Statements

                                NEUBERGER BERMAN SEPTEMBER 30, 2005 (UNAUDITED)

Statements of Changes in Net Assets

                                                               INSTITUTIONAL CASH FUND
                                                    -----------------------------------------------

Institutional Liquidity Series                         Six Months
                                                            Ended                             Year
                                                    September 30,        Period from         Ended
                                                             2005   November 1, 2004   October 31,
                                                      (Unaudited)  to March 31, 2005          2004
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                          $    30,167        $    20,150  $    25,163
Net realized gain (loss) on investments                       (16)               (19)          11
Net increase (decrease) in net assets resulting
 from operations                                           30,151             20,131       25,174
Distributions to Shareholders From (Note A):
Net investment income                                     (30,167)           (20,150)     (25,163)
Net realized gain on investments                               --                (11)         (60)
Total distributions to shareholders                       (30,167)           (20,161)     (25,223)
From Fund Share Transactions (Note D):
Proceeds from shares sold in initial capitalization            --                 --           --
Proceeds from shares sold                               1,918,290          2,756,542    7,534,445
Proceeds from reinvestment of dividends and
 distributions                                                 23              4,054        5,644
Payments for shares redeemed                           (2,038,629)        (3,204,132)  (7,530,697)
Net increase (decrease) from Fund share
 transactions                                            (120,316)          (443,536)       9,392
Net Increase (Decrease) in Net Assets                    (120,332)          (443,566)       9,343
Net Assets:
Beginning of period                                     2,247,911          2,691,477    2,682,134
End of period                                         $ 2,127,579        $ 2,247,911  $ 2,691,477
Undistributed net investment income (loss) at end
 of period                                            $        --        $         0  $        --

                                                            PRIME MONEY FUND
                                                    ---------------------------------

Institutional Liquidity Series                         Six Months        Period from
                                                            Ended  December 27, 2004
                                                    September 30,   (Commencement of
                                                             2005        Operations)
                                                      (Unaudited)  to March 31, 2005
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                          $    10,280         $    3,999
Net realized gain (loss) on investments                        (1)                 2
Net increase (decrease) in net assets resulting
 from operations                                           10,279              4,001
Distributions to Shareholders From (Note A):
Net investment income                                     (10,280)            (3,999)
Net realized gain on investments                               --                 --
Total distributions to shareholders                       (10,280)            (3,999)
From Fund Share Transactions (Note D):
Proceeds from shares sold in initial capitalization            --                100
Proceeds from shares sold                               1,985,375          1,557,514
Proceeds from reinvestment of dividends and
 distributions                                             10,280              3,999
Payments for shares redeemed                           (2,010,853)          (859,862)
Net increase (decrease) from Fund share
 transactions                                             (15,198)           701,751
Net Increase (Decrease) in Net Assets                     (15,199)           701,753
Net Assets:
Beginning of period                                       701,753                 --
End of period                                         $   686,554         $  701,753
Undistributed net investment income (loss) at end
 of period                                            $         2         $        2

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Series

     Note A--Summary of Significant Accounting Policies:

1 General: The Neuberger Berman Institutional Cash Fund ("Institutional Cash") and the Neuberger Berman Prime Money Fund ("Prime Money") (individually a "Fund," collectively, the "Funds"), are separate operating series of Neuberger Berman Institutional Liquidity Series (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Prime Money had no operations until December 27, 2004 other than matters relating to its organization and the sale on December 21, 2004 of 100,000 shares of beneficial interest for $100,000 ($1.00 per share) to Neuberger Berman Management Inc., the Fund's investment manger ("Management"). The Funds each offer Trust Class shares. The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

     Prior to December 30, 2004, Institutional Cash was organized in a multiple class structure rather than a feeder fund in a master-feeder structure. See Note E for more information about the reorganization of Institutional Cash.

     The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.

     The Funds each seek to achieve their investment objective by investing all of their net investable assets in a Portfolio of Institutional Liquidity Trust (each a "Portfolio", collectively, the "Portfolios") that has an investment objective identical to, and a name similar to, that of each respective Fund. Institutional Cash invests in Institutional Liquidity Portfolio (commencement of operations December 30, 2004) and Prime Money invests in Prime Portfolio (commencement of operations December 27, 2004). The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of its corresponding Portfolio (91.68% for Institutional Cash and 35.14% for Prime Money, at September 30, 2005). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     It is the policy of the Funds to maintain a continuous net asset value per share of $1.00; the Funds have adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable them to do so. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: The Funds record their investment in the corresponding Portfolio at value. Investment securities held by the corresponding Portfolios are valued as indicated in the notes following the

                                NEUBERGER BERMAN SEPTEMBER 30, 2005 (UNAUDITED)

     Portfolios' Schedule of Investments. For Institutional Cash prior to December 30, 2004, investments in securities were valued at amortized cost, which approximates U.S. Federal income tax cost.

3 Security transactions and investment income: Prior to December 30, 2004, Institutional Cash recorded security transactions on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, was recorded on the accrual basis. Realized gains and losses from securities transactions were recorded on the basis of identified cost and stated separately in the Statements of Operations.

4 Income tax information: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

     As determined on March 31, 2005, permanent differences, resulting from different book and tax accounting for partnership reallocations and distribution redesignations were reclassified at period end. These reclassifications had no effect on net income, net assets, or net assets per share of each Fund.

     The tax character of distributions paid during the period ended March 31, 2005 and for the years ended October 31, 2004, and October 31, 2003 for Institutional Cash was as follows:

     Distributions Paid From:

                                                    Long-Term    Tax Return of
                        Ordinary Income            Capital Gain     Capital                    Total
                     2005        2004        2003 2005 2004 2003 2005 2004 2003        2005        2004        2003
Institutional
Cash          $20,161,496 $25,222,740 $28,059,371  $--  $--  $-- $--  $--  $--  $20,161,496 $25,222,740 $28,059,371
Prime Money     3,998,533          --          --   --   --   --  --   --   --    3,998,533          --          --

     As of March 31, 2005, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                   Undistributed Undistributed     Unrealized          Loss
                        Ordinary     Long-Term   Appreciation Carryforwards
                          Income          Gain (Depreciation) and Deferrals       Total
Institutional Cash    $4,532,195           $--            $--      $(19,532) $4,512,663
Prime Money                6,649            --             --            --       6,649

     The difference between book and tax basis distributable earnings is attributable primarily to timing differences of dividend payments and organization expenses.

Notes to Financial Statements Institutional Liquidity Series cont'd


     To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. As determined on March 31, 2005, the Funds had unused capital loss carryforwards available for Federal income tax purposes to offset net realized capital gains, if any, as follows:

                                           Expiring in:
                                                   2013
                        Institutional Cash      $19,532
                        Prime Money                  --

5 Dividends and distributions to shareholders: Each Fund earns income, net of expenses, daily on its investment in the corresponding Portfolio. It is the policy of each Fund to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

6 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund or the Trust, are allocated among the Funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 Other: All net investment income and realized and unrealized capital gains and losses of the corresponding Portfolio are allocated pro rata among its respective funds and any other investors in the Portfolios, if any.

8 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

     Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.15% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. Each Fund indirectly pays for investment management services

                                NEUBERGER BERMAN SEPTEMBER 30, 2005 (UNAUDITED)

     through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios). For the six months ended September 30, 2005, each Fund indirectly received a management fee waiver of 0.02% of its average daily net assets, resulting in a reduction of expenses of $200,640 and $68,764 for Institutional Cash and Prime Money, respectively.

     Management has contractually undertaken to reimburse each Fund for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed the expense limitation as detailed in the following table:

                                                                     Reimbursement
                                                                   from Management
                                      Expense             for the Six Months Ended
                               Limitation/(1)/ Expiration       September 30, 2005
Institutional Cash Trust Class           0.41%    3/31/08           $--
Prime Money Trust Class                  0.41%    3/31/08            --

     (1)Expense limitation per annum of the Trust Class' average daily net assets.

     The Trust Class of each Fund has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its expense limitation, and the repayments are made within three years after the year in which Management issued the reimbursement.

     During the six months ended September 30, 2005, there was no reimbursement to Management under this agreement.

     Each Portfolio has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2005, the impact of this arrangement was a reduction of expenses of $7,891 and $9,181, for Institutional Cash and Prime Money, respectively.

     Management and Lehman Brothers Asset Management Inc. ("LBAM"), sub-adviser to each Portfolio, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

     Each Fund also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

     The Board has adopted a distribution plan ("Plan") with respect to the Trust Class of Prime Money, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Management may receive a maximum fee at the annual rate of 0.15% of such Trust Class' average daily net assets to support distribution and shareholder servicing. The Trust Class of Prime Money does not currently charge such a fee but may do so upon approval of Prime Money's Board of Trustees.

Notes to Financial Statements Institutional Liquidity Series cont'd


     Note C--Investment Transactions:

     During the six months ended September 30, 2005, contributions and withdrawals in each Fund's investment in its corresponding Portfolio were as follows:

                  (000's omitted)    Contributions Withdrawals
                  Institutional Cash    $1,585,604  $1,736,066
                  Prime Money              963,735     989,858

     Note D--Fund Share Transactions:

     Share activity at $1.00 per share for the six months ended September 30, 2005 and for the period ended March 31, 2005 was as follows:

                For the Six Months Ended September 30, 2005                         For the Period Ended March 31, 2005*
                        Shares Issued on                                                Shares Issued on
                         Reinvestment of                                                 Reinvestment of
(000's           Shares    Dividends and      Shares                  Initial    Shares    Dividends and      Shares
omitted)           Sold    Distributions    Redeemed     Total Capitalization      Sold    Distributions    Redeemed     Total
Institutional
 Cash         1,918,290          23      (2,038,629) (120,316)       --       2,756,542      4,054       (3,204,132) (443,536)
Prime Money   1,985,375      10,280      (2,010,853)  (15,198)      100       1,557,514      3,999         (859,862)  701,751

     * Period from November 1, 2004 to March 31, 2005 for Institutional Cash, and from December 27, 2004 (Commencement of Operations) to March 31, 2005 for Prime Money, respectively.

     Note E--Reorganization of Neuberger Berman Institutional Cash Fund

     On December 30, 2004, all the net assets of Neuberger Berman Institutional Cash Fund ("Predecessor Fund"), which was a separate operating series of Neuberger Berman Income Funds ("Income Funds"), a Delaware statutory trust organized pursuant to a Trust Instrument dated December 23, 1992, was reorganized into Institutional Cash. The reorganization was performed pursuant to a plan of reorganization approved by the Income Funds' shareholders on December 21, 2004. The reorganization was accomplished by a tax-free exchange of 2,190,246,631 shares of Institutional Cash (valued at $2,190,258,201) for the 2,190,246,631 shares of the Predecessor Fund outstanding on December 30, 2004. The Predecessor Fund's net assets at that date ($2,190,258,201) were combined with those of Institutional Cash. The aggregate net assets of Institutional Cash and the Predecessor Fund immediately after the reorganization was $2,190,258,201. Institutional Cash then transferred all of its assets to its corresponding Portfolio in exchange for an interest in its corresponding Portfolio.

     Since Institutional Cash invests all of its assets in its corresponding Portfolio, it does not engage Management or any other investment manager directly. However, the Portfolio in which Institutional Cash invests all of its assets retains Management as the investment manager. That Portfolio has a different sub-adviser than Institutional Cash, since LBAM replaced Neuberger Berman, LLC.

     Note F--Unaudited Financial Information:

     The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

                                NEUBERGER BERMAN SEPTEMBER 30, 2005 (UNAUDITED)

Financial Highlights Institutional Cash Fund

The following table includes data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                            Period from
                                   Six Months               November 1,
                                        Ended                 2004 to
                                September 30,                 March 31,                          Year Ended October 31,
                               --------------------    --------------------    ---------------------------------------------


Trust Class/+/                           2005                      2005                  2004           2003           2002
                                  (Unaudited)

Net Asset Value, Beginning of
 Period                             $ 1.0000              $ 1.0000             $ 1.0000       $ 1.0000       $ 1.0000
                                    --------              --------             --------       --------       --------

Income From Investment
 Operations:
Net Investment Income (Loss)           .0153                 .0083                .0092          .0096          .0176
Net Gains or Losses on
 Securities                           (.0000)                .0000                .0000             --          .0000
                                    --------              --------             --------       --------       --------
Total From Investment
 Operations                            .0153                 .0083                .0092          .0096          .0176
                                    --------              --------             --------       --------       --------
Less Distributions From:
Net Investment Income                (0.0153)               (.0083)              (.0092)        (.0096)        (.0176)
Net Capital Gains                         --                (.0000)              (.0000)            --         (.0000)
                                    --------              --------             --------       --------       --------
Total Distributions                  (0.0153)               (.0083)              (.0092)        (.0096)        (.0176)
                                    --------              --------             --------       --------       --------
Net Asset Value, End of Period      $ 1.0000              $ 1.0000             $ 1.0000       $ 1.0000       $ 1.0000
                                    --------              --------             --------       --------       --------
Total Return/+//+/                     +1.54%**              +0.83%**/(S)/        +0.93%/(S)/    +0.97%/(S)/    +1.77%/(S)/

Ratios/Supplemental Data
Net Assets, End of Period
 (in millions)                      $2,127.6              $2,247.9             $2,691.5       $2,682.1       $3,156.5
Ratio of Gross Expenses to
 Average Net Assets/#/                   .28%*                 .28%*                .28%           .28%           .28%
Ratio of Net Expenses to
 Average Net Assets                      .28%*/++/             .28%*/++/            .28%           .28%           .28%
Ratio of Net Investment Income
 (Loss) to Average Net Assets           3.01%*                1.99%*                .92%           .97%          1.74%

                                                      Period from
                                                     May 8, 2000
                                                   to October 31,
                               ---------------    ----------------------


Trust Class/+/                           2001                2000


Net Asset Value, Beginning of
 Period                        $ 1.0000                  $1.0000
                               --------                  -------

Income From Investment
 Operations:
Net Investment Income (Loss)      .0466                    .0307
Net Gains or Losses on
 Securities                          --                       --
                               --------                  -------
Total From Investment
 Operations                       .0466                    .0307
                               --------                  -------
Less Distributions From:
Net Investment Income            (.0466)                  (.0307)
Net Capital Gains                    --                       --
                               --------                  -------
Total Distributions              (.0466)                  (.0307)
                               --------                  -------
Net Asset Value, End of Period $ 1.0000                  $1.0000
                               --------                  -------
Total Return/+//+/                +4.76%/(S)/              +3.11%**/(S)/

Ratios/Supplemental Data
Net Assets, End of Period
 (in millions)                 $2,125.1                  $ 635.4
Ratio of Gross Expenses to
 Average Net Assets/#/              .29%                     .36%*
Ratio of Net Expenses to
 Average Net Assets                 .29%                     .35%*
Ratio of Net Investment Income
 (Loss) to Average Net Assets      4.52%                    6.45%*

See Notes to Financial Highlights

Financial Highlights Prime Money Fund

The following table includes data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

Trust Class/+/                                                                             Period from
                                                            Six Months Ended        December 27, 2004
                                                               September 30,              to March 31,
                                                            --------------------    ---------------------


                                                                        2005                      2005
                                                                 (Unaudited)

Net Asset Value, Beginning of Period                                $ 1.0000                   $1.0000
                                                                    --------                   -------

Income From Investment Operations:
Net Investment Income (Loss)                                           .0152                     .0058
Net Gains or Losses on Securities                                     (.0000)                    .0000
                                                                    --------                   -------
Total From Investment Operations                                       .0152                     .0058
                                                                    --------                   -------
Less Distributions From:
Net Investment Income                                                (0.0152)                   (.0058)
Net Capital Gains                                                         --                    (.0000)
                                                                    --------                   -------
Total Distributions                                                  (0.0152)                   (.0058)
                                                                    --------                   -------
Net Asset Value, End of Period                                      $ 1.0000                   $1.0000
                                                                    --------                   -------
Total Return/+//+/                                                     +1.53%**                  +0.58%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)                             $  686.6                   $ 701.8
Ratio of Gross Expenses to Average Net Assets/#/                         .30%*                     .32%*
Ratio of Net Expenses to Average Net Assets/++/                          .30%*                     .31%*
Ratio of Net Investment Income (Loss) to Average Net Assets             2.99%*                    2.23%*

See Notes to Financial Highlights

                                NEUBERGER BERMAN SEPTEMBER 30, 2005 (UNAUDITED)

Notes to Financial Highlights Institutional Liquidity Series


/+/The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses (except for the period from February 9, 2001 to December 29, 2004 for Institutional Cash when it was organized in a multiple class structure).

/+//+/Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not waived certain expenses. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

/++/After waiver of a portion of the investment management fee. Had Management not undertaken such action, the annualized ratio of net expenses to average daily net assets would have been:

                                                              Period from
                                      Six Months Ended   November 1, 2004
                                    September 30, 2005  to March 31, 2005
     Institutional Cash Trust Class                .30%               .30%

                                                              Period from
                                      Six Months Ended  December 27, 2004
                                    September 30, 2005  to March 31, 2005
     Prime Money Fund Trust Class                  .32%               .33%

(S)Performance prior to the reorganization date of December 30, 2004 shown is that of the predecessor fund, the Neuberger Berman Institutional Cash Fund Trust Class.
^  The date investment operations commenced.
*  Annualized.
** Not annualized.
^^ The Board of Trustees adopted a change in the Trust's fiscal year end date to March 31. Prior to March 31, 2005 the Trust's fiscal year end was October 31.

Schedule of Investments Institutional Liquidity Portfolio

Principal Amount                                                                              Rating        Value/+//+/
(000's omitted)                                                                            Moody's  S&P  (000's omitted)

U.S. Government Agency Securities (0.4%)
       $10,000  Federal Home Loan Bank, Bonds, 3.13%, due 9/15/06                          AGY     AGY  $         9,922
                                                                                                        ---------------

Mortgage-Backed Securities (0.6%)
        14,000  Fannie Mae, Pass-Through Certificates, 3.78%, due 12/1/05                  AGY     AGY           13,913
                                                                                                        ---------------

Certificates of Deposit (9.9%)
        40,000  Barclays Bank, Euro CD, 3.38%, due 11/9/05                                 P-1     A-1+          40,000
        30,000  BNP Paribas, Euro CD, 3.51%, due 10/11/05                                  P-1     A-1+          30,000
        20,000  BNP Paribas London, Euro CD, 3.98%, due 2/15/06                            P-1     A-1+          20,000
        10,000  Canadian Imperial Bank NY, Floating Rate Yankee CD, 3.62%, due 10/4/05     P-1     A-1            9,998(mu)
        61,000  Credit Suisse First Boston NY, Floating Rate Yankee CD,
                3.66% & 3.93%, due 10/6/05 & 12/21/05                                      P-1     A-1           61,003(mu)
        31,000  First Tennessee Bank, Floating Rate CD,
                3.73% & 3.80%, due 11/10/05 & 11/14/05                                     P-1     A-1           31,001(mu)
        15,000  Natexis Banques Populaires NY, Floating Rate Yankee CD, 4.00%, due 10/3/05 P-1     A-1           15,000(mu)
         5,000  Royal Bank of Scotland NY, Floating Rate Yankee CD, 3.54%, due 10/21/05    P-1     A-1+           4,998(mu)
        20,000  Toronto Dominion Bank, Yankee CD, 3.59%, due 2/17/06                       P-1     A-1           20,001
                                                                                                        ---------------
                Total Certificates of Deposit                                                                   232,001
                                                                                                        ---------------

Commercial Paper (39.1%)
        10,000  Ajax Bambino Funding, Inc., 3.72%, due 11/8/05                             P-1     A-1+           9,963
        20,000  Amstel Funding Corp., 3.91%, due 2/15/06                                   P-1     A-1+          19,707
        45,000  Atlantic Asset Securitization Corp., 3.76%, due 10/21/05                   P-1     A-1           44,915**
        25,000  Bank of America NA, 3.86%, due 12/20/05                                    P-1     A-1+          24,791
        20,000  Barclays U.S. Funding Corp., 3.72%, due 11/17/05                           P-1     A-1+          19,907
        10,000  Beta Finance, Inc., 3.74%, due 11/25/05                                    P-1     A-1+           9,945
        61,500  Blue Ridge Asset Funding, 3.75%, due 10/18/05                              P-1     A-1           61,404**
        40,000  Caisse Nationale d'Epargne, 3.27%, due 10/6/05                             P-1     A-1+          39,989
        23,493  Charta LLC, 3.79%, due 11/8/05                                             P-1     A-1           23,404
        24,000  CIT Group, Inc., 3.91%, due 2/6/06                                         P-1     A-1           23,671
        20,000  CRC Funding LLC, 3.64%, due 10/18/05                                       P-1     A-1+          19,970**
        43,150  CRC Funding LLC, 3.79%, due 11/8/05                                        P-1     A-1+          42,986
        20,000  Crown Point Capital Co., 3.85%, due 12/15/05                               P-1     A-1           19,844
        20,000  Danske Bank, 3.85%, due 11/30/05                                           P-1     A-1+          19,876
        50,000  Depfa Bank PLC, 3.73%-3.90%, due 11/22/05-2/27/06                          P-1     A-1+          49,436
        60,000  Dexia Delaware LLC, 3.44% & 3.86%, due 10/4/05 & 12/23/05                  P-1     A-1+          59,737
        40,000  Eiffel Funding LLC, 3.63% & 3.66%, due 10/4/05 & 10/25/05                  P-1     A-1           39,953
         7,000  Ivory Funding Corp., 3.85%, due 12/20/05                                   P-1     A-1            6,942
        55,000  Jupiter Securitization Corp., 3.79%, due 11/7/05                           P-1     A-1           54,797
        60,000  Old Line Funding Corp., 3.76% & 3.78%, due 10/24/05 & 11/7/05              P-1     A-1+          59,824
        60,000  Park Granada LLC, 3.70% & 3.80%, due 10/11/05 & 11/1/05                    P-1     A-1+          59,906
        48,000  Picaros Funding, 3.21% & 3.48%, due 10/6/05 & 11/22/05                     P-1     A-1           47,932
        60,000  Rabobank USA Finance Corp., 3.87%, due 10/3/05                             P-1     A-1+          60,000
        16,250  Sheffield Receivables, 3.67%, due 10/11/05                                 P-1     A-1+          16,237**
        25,000  Thunder Bay Funding, Inc., 3.86%, due 12/21/05                             P-1     A-1           24,788
        50,000  UBS Finance (Delaware) LLC, 3.86% & 3.98%, due 10/3/05 & 2/27/06           P-1     A-1+          49,675
                                                                                                        ---------------
                Total Commercial Paper                                                                          909,599
                                                                                                        ---------------


See Notes to Schedule of Investments

                                NEUBERGER BERMAN SEPTEMBER 30, 2005 (UNAUDITED)

Schedule of Investments Institutional Liquidity Portfolio cont'd

Principal Amount                                                                                  Rating         Value/+//+/
(000's omitted)                                                                                Moody's  S&P  (000's omitted)

Time Deposits (15.3%)
       $30,000  Citibank Nassau, 3.75%, due 10/3/05                                            P-1     A-1+ $        30,000
        60,000  Key Bank, Grand Cayman, 3.88%, due 10/3/05                                     P-1     A-1           60,000
        60,000  Marshall & Ilsley Bank, Grand Cayman, 3.88%, due 10/3/05                       P-1     A-1           60,000
        60,000  National City Bank, Grand Cayman, 3.88%, due 10/3/05                           P-1     A-1           60,000
        55,000  Suntrust Bank, Grand Cayman, 3.88%, due 10/3/05                                P-1     A-1           55,000
        60,000  US Bank NA, Grand Cayman, 3.88%, due 10/3/05                                   P-1     A-1           60,000
        31,000  Wells Fargo Bank, Grand Cayman, 3.75%, due 10/3/05                             P-1     A-1+          31,000
                                                                                                            ---------------
                Total Time Deposits                                                                                 356,000
                                                                                                            ---------------

Corporate Debt Securities (30.6%)
         5,000  American Honda Finance, Floating Rate Medium-Term Notes, 4.00%, due 11/7/05    P-1     A-1            5,005**(mu)
        25,000  Bank of America NA, Floating Rate Bank Notes, 3.81%, due 11/1/05               P-1     A-1+          25,000(mu)
         5,000  Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06                               P-1     A-1            5,077
        35,000  Bear Stearns, Floater Master Notes, 4.09%, due 3/8/06                          P-1     A-1           35,000(mu)
        10,000  BMW US Capital LLC, Notes, 4.15%, due 6/7/06                                   P-1     A-1           10,022
         9,000  Caterpillar Financial Services Corp., Senior Notes, 5.95%, due 5/1/06          P-1     A-1            9,114
        30,000  CIT Group, Inc., Floating Rate Medium-Term Senior Notes,
                3.95%-4.11%, due 11/4/05-12/19/05                                              P-1     A-1           30,025(mu)
        11,680  CIT Group, Inc., Notes, 6.50%, due 2/7/06                                      P-1     A-1           11,780
        23,570  Citigroup, Inc., Senior Notes, 6.75%, due 12/1/05                              P-1     A-1+          23,705
        55,000  Dorada Finance, Inc., Floating Rate Medium-Term Notes, 3.73%, due 10/14/05     P-1     A-1+          55,004**(mu)
        20,000  EMC, Floater Master Note, 4.09%, due 6/1/06                                    P-1     A-1           20,000(mu)
         7,500  General Electric Capital Corp., Floating Rate Medium-Term Notes, Ser. A,
                3.91% & 3.95%, due 11/3/05 & 11/14/05                                          P-1     A-1+           7,506(mu)
        20,000  General Electric Co., Floating Rate Notes, 3.70%, due 10/24/05                 P-1     A-1+          20,001(mu)
        39,681  Household Finance Corp., Notes, 6.50% & 8.88%, due 1/24/06 & 2/15/06           P-1     A-1           40,111
        15,000  HSBC Finance Corp., Floating Rate Notes, 3.82%, due 10/24/05                   P-1     A-1           15,000(mu)
         2,000  HSBC Finance Corp., Floating Rate Medium-Term Notes, 3.80%, due 10/28/05       P-1     A-1            2,000(mu)
        55,000  JP Morgan, Floater Master Note, 3.79%, due 11/28/05                            P-1     A-1           55,000(mu)
        55,000  K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
                3.76% & 3.85%, due 10/17/05 & 12/15/05                                         P-1     A-1+          55,003**(mu)
        55,000  Links Finance LLC, Floating Rate Medium-Term Notes,
                3.82% & 3.84%, due 10/28/05 & 11/28/05                                         P-1     A-1+          55,005**(mu)
        10,000  Merrill Lynch & Co., Floating Rate Euro Medium-Term Notes, 4.12%, due 12/19/05 P-1     A-1           10,018(mu)
        13,755  Merrill Lynch & Co., Medium-Term Notes, Ser. B, 6.15%, due 1/26/06             P-1     A-1           13,879
        55,000  Morgan Stanley, Floating Rate Senior Notes, 3.67% & 3.92%, due 10/3/05         P-1     A-1           55,000(mu)
        16,500  Nationwide Building, Floating Rate Senior Notes, 3.76%, due 10/21/05           P-1     A-1           16,519**(mu)
        60,000  Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
                3.73% & 3.96%, due 12/5/05 & 2/16/06                                           P-1     A-1+          59,998**(mu)
         6,550  Suntrust Bank, Floating Rate Bank Notes, 3.53%, due 10/3/05                    P-1     A-1            6,550(mu)
        25,500  Tango Finance Corp., Floating Rate Medium-Term Notes,
                3.79% & 3.82%, due 10/25/05 & 11/1/05                                          P-1     A-1+          25,499**(mu)
        45,000  Wells Fargo & Co., Floating Rate Notes, 3.76%, due 10/17/05                    P-1     A-1+          45,007**(mu)
                                                                                                            ---------------
                Total Corporate Debt Securities                                                                     711,828
                                                                                                            ---------------

See Notes to Schedule of Investments

Schedule of Investments Institutional Liquidity Portfolio cont'd

Principal Amount                                                                        Rating         Value/+//+/
(000's omitted)                                                                      Moody's  S&P  (000's omitted)

Asset-Backed Securities (1.2%)
       $ 2,024  CNH Equipment Trust, Ser. 2005-A, Class A1, 3.08%, due 4/7/06        P-1     A-1+ $         2,024
         4,780  John Deere Owner Trust, Ser. 2005-A, Class A1, 3.40%, due 6/15/06    P-1     A-1+           4,780
        15,151  RMAC PLC, Floating Rate Bonds, Ser. 2004-NS2A, Class A1,
                3.73%, due 10/12/05                                                  P-1     A-1+          15,151**(mu)
           761  USAA Auto Owner Trust, Ser. 2005-1, Class A1, 3.03%, due 3/15/06     P-1     A-1+             761
         5,847  Wachovia Auto Owner Trust, Ser. 2005-A, Class A1, 3.34%, due 5/22/06 P-1     A-1+           5,847
                                                                                                  ---------------
                Total Asset-Backed Securities                                                              28,563
                                                                                                  ---------------

Promissory Notes (2.6%)
        60,000  Goldman Sachs Group, 3.97%, due 1/4/06                               P-1     A-1           60,000(mu)
                                                                                                  ---------------

                Total Investments (99.7%)                                                               2,321,826

                Cash, receivables and other assets, less liabilities (0.3%)                                 6,030
                                                                                                  ---------------

                Total Net Assets (100.0%)                                                         $     2,327,856
                                                                                                  ---------------

See Notes to Schedule of Investments

                                NEUBERGER BERMAN SEPTEMBER 30, 2005 (UNAUDITED)

Schedule of Investments Prime Portfolio


Principal Amount                                                                                Rating        Value/+//+/
(000's omitted)                                                                              Moody's  S&P  (000's omitted)

U.S. Government Agency Securities (0.5%)
       $10,000    Federal Home Loan Bank, Bonds, 3.13%, due 9/15/06                          AGY      AGY $         9,922
                                                                                                          ---------------

Certificates of Deposit (16.3%)
        35,000    Barclays Bank, Euro CD, 3.38%, due 11/9/05                                 P-1     A-1+          35,000
        17,500    Barclays Bank NY, Floating Rate Yankee CD, 3.75%, due 10/21/05             P-1     A-1+          17,499(mu)
        25,000    BNP Paribas, Euro CD, 3.51%, due 10/11/05                                  P-1     A-1+          25,000
        30,000    BNP Paribas London, Euro CD, 3.98%, due 2/15/06                            P-1     A-1+          30,000
        15,000    Citibank NA, 3.78%, due 11/23/05                                           P-1     A-1+          15,000
        35,000    Credit Suisse First Boston NY, Floating Rate Yankee CD,
                  3.78% & 4.03%, due 11/10/05 & 12/29/05                                     P-1     A-1           35,006(mu)
        15,000    First Tennessee Bank, Floating Rate CD, 3.73%, due 11/14/05                P-1     A-1           15,000(mu)
        35,000    Natexis Banques Populaires NY, Floating Rate Yankee CD, 4.00%, due 10/3/05 P-1     A-1           35,000(mu)
        30,000    Royal Bank of Scotland NY, Floating Rate Yankee CD, 3.69%, due 10/17/05    P-1     A-1+          29,996(mu)
        30,000    Royal Bank of Scotland NY, Medium-Term Yankee CD, 4.31%, due 9/29/06       P-1     A-1+          30,000
        30,000    Svenska Handelsbanken AB, Yankee CD, 3.70%, due 12/6/05                    P-1     A-1+          30,000
        20,000    Toronto Dominion Bank, Yankee CD, 3.58% & 3.59%, due 2/10/06 & 2/17/06     P-1     A-1           20,000
                                                                                                          ---------------
                  Total Certificates of Deposit                                                                   317,501
                                                                                                          ---------------

Commercial Paper (46.4%)
        24,000    Ajax Bambino Funding, Inc., 3.72%, due 11/8/05                             P-1     A-1+          23,911
        59,810    Amstel Funding Corp., 3.82%-3.96%, due 12/27/05-2/23/06                    P-1     A-1+          58,980
        29,000    Amsterdam Funding Corp., 3.62%, due 10/18/05                               P-1     A-1           28,956**
        30,000    Atlantic Asset Securitization Corp., 3.76%, due 10/21/05                   P-1     A-1           29,944**
        25,000    Bank of America NA, 3.86%, due 12/20/05                                    P-1     A-1+          24,791
        20,000    Bank of Ireland, 3.89%, due 1/17/06                                        P-1     A-1           19,771
        23,150    Banque Generale du Luxembourg, 3.50% & 3.71%, due 10/11/05 & 11/9/05       P-1     A-1+          23,107
        30,000    Beta Finance, Inc., 3.43%, due 10/3/05                                     P-1     A-1+          30,000
        40,000    Caisse Nationale d'Epargne, 3.27%, due 10/6/05                             P-1     A-1+          39,989
        20,000    Charta LLC, 3.79%, due 11/8/05                                             P-1     A-1           19,924
        60,000    CRC Funding LLC, 3.61% & 3.86%, due 10/14/05 & 12/2/05                     P-1     A-1+          59,774
        15,000    Crown Point Capital Co., 3.85%, due 12/15/05                               P-1     A-1           14,883
        40,000    Danske Bank, 3.85%, due 11/30/05                                           P-1     A-1+          39,752
        60,000    Depfa Bank PLC, 3.51%-3.90%, due 10/12/05-2/27/06                          P-1     A-1+          59,582
        30,000    Dexia Delaware LLC, 3.44%, due 10/4/05                                     P-1     A-1+          29,997
        14,000    Eiffel Funding LLC, 3.69%, due 10/25/05                                    P-1     A-1           13,968
        15,326    Fairway Finance, 3.90%, due 12/12/05                                       P-1     A-1           15,210
        35,000    Grampian Funding LLC, 3.38%-3.72%, due 10/18/05-11/8/05                    P-1     A-1+          34,939**
        10,000    Grampian Funding LLC, 3.72%, due 12/8/05                                   P-1     A-1+           9,932
         7,000    Ivory Funding Corp., 3.85%, due 12/20/05                                   P-1     A-1            6,942
        45,000    Morgan Stanley, 3.80% & 3.81%, due 10/5/05 & 10/6/05                       P-1     A-1           44,988
        35,000    Nationwide Building Society, 3.53% & 3.56%, due 10/12/05 & 10/14/05        P-1     A-1           34,967
        20,000    Old Line Funding Corp., 3.78%, due 11/7/05                                 P-1     A-1+          19,927
        38,000    Picaros Funding, 3.21% & 3.48%, due 10/6/05 & 11/22/05                     P-1     A-1           37,956
        15,000    Sheffield Receivables, 3.67%, due 10/11/05                                 P-1     A-1+          14,988**
        30,000    Sheffield Receivables, 3.78%, due 10/27/05                                 P-1     A-1+          29,924
        30,000    Sigma Finance, Inc., 3.57% & 3.87%, due 10/24/05 & 12/9/05                 P-1     A-1+          29,835
        19,100    Tango Finance Corp., 3.68%, due 10/19/05                                   P-1     A-1+          19,069


See Notes to Schedule of Investments

Schedule of Investments Prime Portfolio cont'd

Principal Amount                                                                          Rating         Value/+//+/
(000's omitted)                                                                        Moody's  S&P  (000's omitted)
       $27,520  Thunder Bay Funding, Inc., 3.86%, due 12/21/05                         P-1     A-1  $        27,287
        50,000  UBS Finance (Delaware) LLC, 3.94% & 3.98%, due 1/26/06 & 2/27/06       P-1     A-1+          49,279
        15,000  Westpac Capital Corp., 3.82%, due 2/10/06                              P-1     A-1+          14,793
                                                                                                    ---------------
                Total Commercial Paper                                                                      907,365
                                                                                                    ---------------

Time Deposits (2.6%)
        50,000  National City Bank, Grand Cayman, 3.88%, due 10/3/05                   P-1     A-1           50,000
                                                                                                    ---------------

Corporate Debt Securities (29.4%)
        21,900  American Express Credit Corp., Floating Rate Senior Notes, 3.94%, due
                10/17/05                                                               P-1     A-1           21,929(mu)
         4,425  American Express Credit Corp., Floating Rate Medium-Term Notes, Ser.
                B, 3.83%, due 10/19/05                                                 P-1     A-1            4,426(mu)
        15,000  American Express Credit Corp., Floating Rate Medium-Term Senior
                Notes, Ser. B, 3.87%, due 10/31/05                                     P-1     A-1           15,005(mu)
         7,000  Associates Corp. NA, Senior Notes, 6.38%, due 11/15/05                 P-1     A-1+           7,026
        15,000  Bank of America NA, Floating Rate Bank Notes, 3.81%, due 11/1/05       P-1     A-1+          15,000(mu)
        10,074  Bank One Corp., Notes, 6.50%, due 2/1/06                               P-1     A-1           10,150
        20,000  Bear Stearns, Floater Master Notes, 4.09%, due 3/8/06                  P-1     A-1           20,000(mu)
        35,000  Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes, 3.61%
                & 3.75%, due 10/17/05                                                  P-1     A-1+          35,006**(mu)
         4,775  Citigroup Global Markets Holdings, Inc., Floating Rate Medium-Term
                Notes, Ser. A, 3.88%, due 12/12/05                                     P-1     A-1+           4,776(mu)
         2,500  Citigroup, Inc., Senior Notes, 6.75%, due 12/1/05                      P-1     A-1+           2,514
        26,470  Credit Suisse First Boston, Floating Rate Medium-Term Notes, 4.17%,
                due 12/19/05                                                           P-1     A-1           26,525(mu)
        30,000  EMC, Floater Master Note, 4.09%, due 6/1/06                            P-1     A-1           30,000(mu)
         2,670  General Electric Capital Corp., Medium-Term Notes, Ser. A, 6.80%, due
                11/1/05                                                                P-1     A-1+           2,678
        61,600  General Electric Capital Corp., Floating Rate Medium-Term Notes, Ser.
                A, 3.91% & 3.95%, due 11/3/05 & 11/14/05                               P-1     A-1+          61,660(mu)
         7,850  HBOS Treasury Services PLC, Floating Rate Notes, 3.59%, due 10/12/05   P-1     A-1+           7,851**(mu)
        40,000  HBOS Treasury Services PLC, Guaranteed Floating Rate Notes, 3.86%,
                due 11/28/05                                                           P-1     A-1+          40,013**(mu)
        65,600  K2 (USA) LLC, Guaranteed Floating Rate Medium-Term
                Notes, 3.76%-4.00%, due 10/3/05-12/15/05                               P-1     A-1+          65,603**(mu)
        63,900  Links Finance LLC, Floating Rate Medium-Term Notes, 3.63%-4.00%, due
                10/3/05-10/28/05                                                       P-1     A-1+          63,900**(mu)
         5,000  MBIA Global Funding LLC, Guaranteed Floating Rate Notes, 4.03%, due
                10/28/05                                                               P-1     A-1+           5,004**(mu)
        19,515  Merrill Lynch & Co., Medium-Term Notes, Ser. B, 6.15%, due 1/26/06     P-1     A-1           19,672
        20,000  Natexis Banques Populaires, Floating Rate Notes, 3.81%, due 10/17/05   P-1     A-1           20,000**(mu)
           800  Salomon Smith Barney Holdings, Inc., Floating Rate Medium-Term Notes,
                Ser. K, 4.07%, due 12/13/05                                            P-1     A-1+             800(mu)
        30,000  Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term
                Notes, 3.62% & 3.96%, due 10/17/05 & 2/16/06                           P-1     A-1+          30,002**(mu)
        37,000  Tango Finance Corp., Floating Rate Medium-Term Notes, 3.79%-3.82%,
                due 10/25/05-11/1/05                                                   P-1     A-1+          36,998**(mu)
        28,000  Wells Fargo & Co., Floating Rate Notes, 3.76%, due 10/17/05            P-1     A-1+          28,004**(mu)
                                                                                                    ---------------
                Total Corporate Debt Securities                                                             574,542
                                                                                                    ---------------


See Notes to Schedule of Investments

                                NEUBERGER BERMAN SEPTEMBER 30, 2005 (UNAUDITED)

Schedule of Investments Prime Portfolio cont'd

Principal Amount                                                                                Rating         Value/+//+/
(000's omitted)                                                                              Moody's  S&P  (000's omitted)

Asset-Backed Securities (1.3%)
       $ 4,047  CNH Equipment Trust, Ser. 2005-A, Class A1, 3.08%, due 4/7/06                P-1     A-1+ $         4,047
         4,780  John Deere Owner Trust, Ser. 2005-A, Class A1, 3.40%, due 6/15/06            P-1     A-1+           4,780
        12,121  RMAC PLC, Floating Rate Bonds, Ser. 2004-NS2A, Class A1, 3.73%, due 10/12/05 P-1     A-1+          12,121**(mu)
           761  USAA Auto Owner Trust, Ser. 2005-1, Class A1, 3.03%, due 3/15/06             P-1     A-1+             761
         3,898  Wachovia Auto Owner Trust, Ser. 2005-A, Class A1, 3.34%, due 5/22/06         P-1     A-1+           3,898
                                                                                                          ---------------
                Total Asset-Backed Securities                                                                      25,607
                                                                                                          ---------------

Promissory Notes (1.5%)
        30,000  Goldman Sachs Group, 3.97%, due 1/4/06 & 2/6/06                              P-1     A-1           30,000(mu)
                                                                                                          ---------------

                Total Investments (98.0%)                                                                       1,914,937

                Cash, receivables and other assets, less liabilities (2.0%)                                        39,106
                                                                                                          ---------------

                Total Net Assets (100.0%)                                                                 $     1,954,043
                                                                                                          ---------------

See Notes to Schedule of Investments

Notes to Schedule of Investments

/+//+/Investment securities are valued at amortized cost, which approximates
      U.S. Federal income tax cost.

** Security exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At September 30, 2005, these securities amounted to $474,717,000 or 20.4% of net assets for Institutional Liquidity and $453,329,000 or 23.2% of net assets for Prime.

(mu)Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2005.

See Notes to Financial Statements

                                NEUBERGER BERMAN SEPTEMBER 30, 2005 (UNAUDITED)

Statements of Assets and Liabilities


                                                                                   ------------------------------

Institutional Liquidity Trust                                                            Institutional      Prime
(000's omitted)                                                                    Liquidity Portfolio  Portfolio
Assets
    Investments in securities, at value* (Note A)--see Schedule of Investments:
    Unaffiliated issuers                                                                    $2,321,826 $1,914,937
    Cash                                                                                           642     34,948
    Interest receivable                                                                          5,597      4,332
    Prepaid expenses                                                                                10         13
Total Assets                                                                                 2,328,075  1,954,230
Liabilities
    Payable to investment manager-net (Note B)                                                     157        145
    Accrued expenses and other payables                                                             62         42
Total Liabilities                                                                                  219        187
Net Assets Applicable to Investors' Beneficial Interests                                    $2,327,856 $1,954,043
Net Assets consist of:
    Paid-in capital                                                                         $2,327,856 $1,954,043
*Cost of investments:
    Unaffiliated issuers                                                                    $2,321,826 $1,914,937

See Notes to Financial Statements

       NEUBERGER BERMAN FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)

Statements of Operations

                                                                      -------------------------------

Institutional Liquidity Trust                                               Institutional      Prime
                                                                      Liquidity Portfolio  Portfolio

(000's omitted)
Investment Income
Income:
Interest income--unaffiliated issuers (Note A)                                    $35,940    $30,070
Expenses:
Investment management fee (Note B)                                                  1,094        905
Audit fees                                                                             12          5
Custodian fees (Note B)                                                               250        207
Insurance expense                                                                      28          9
Legal fees                                                                              5          5
Registration and filing fees                                                            2          8
Shareholder reports                                                                     2          2
Trustees' fees and expenses                                                            14         14
Miscellaneous                                                                          30         17
Total expenses                                                                      1,437      1,172

Investment management fee waived (Note B)                                            (219)      (181)
Expenses reduced by custodian fee expense offset arrangement (Note B)                  (9)       (26)
Total net expenses                                                                  1,209        965
Net investment income                                                             $34,731    $29,105
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
    Sales of investment securities of unaffiliated issuers                            (17)        (5)
Net increase (decrease) in net assets resulting from operations                   $34,714    $29,100


See Notes to Schedule of Investments

                                NEUBERGER BERMAN SEPTEMBER 30, 2005 (UNAUDITED)

Statements of Changes in Net Assets


                                                                   INSTITUTIONAL LIQUIDITY PORTFOLIO
                                                                   ----------------------------------

Institutional Liquidity Trust                                                          Period from
                                                                     Six Months  December 30, 2004
                                                                          Ended   (Commencement of
                                                                      September     Operations) to
                                                                       30, 2005     March 31, 2005
(000's omitted)
Increase (Decrease) in Net Assets:                                  (Unaudited)
From Operations:
Net investment income (loss)                                       $    34,731         $    14,291
Net realized gain (loss) on investments                                    (17)                (20)
Net increase (decrease) in net assets resulting from operations         34,714              14,271
Transactions in Investors' Beneficial Interest:
Contributions from initial capitalization                                   --                  --
Contributions                                                        2,233,284           3,725,172
Withdrawals                                                         (2,358,568)         (1,321,017)
Net increase (decrease) from transactions in investors' beneficial
 interest                                                             (125,284)          2,404,155
Net Increase (Decrease) in Net Assets                                  (90,570)          2,418,426
Net Assets:
Beginning of period                                                  2,418,426                  --
End of period                                                      $ 2,327,856         $ 2,418,426

                                                                            PRIME PORTFOLIO
                                                                   ---------------------------------

Institutional Liquidity Trust                                                           Period from
                                                                      Six Months  December 27, 2004
                                                                           Ended   (Commencement of
                                                                   September 30,     Operations) to
                                                                            2005     March 31, 2005
(000's omitted)
Increase (Decrease) in Net Assets:                                    (Unaudited)
From Operations:
Net investment income (loss)                                         $    29,105        $     7,398
Net realized gain (loss) on investments                                       (5)                 3
Net increase (decrease) in net assets resulting from operations           29,100              7,401
Transactions in Investors' Beneficial Interest:
Contributions from initial capitalization                                     --                200
Contributions                                                          6,152,035          2,953,621
Withdrawals                                                           (5,504,624)        (1,683,690)
Net increase (decrease) from transactions in investors' beneficial
 interest                                                                647,411          1,270,131
Net Increase (Decrease) in Net Assets                                    676,511          1,277,532
Net Assets:
Beginning of period                                                    1,277,532                 --
End of period                                                        $ 1,954,043        $ 1,277,532

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Trust

     Note A--Summary of Significant Accounting Policies:

1 General: The Institutional Liquidity Portfolio ("Institutional Liquidity") and the Prime Portfolio ("Prime") (individually a "Portfolio," collectively, the "Portfolios") are separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Institutional Liquidity had no operations until December 30, 2004 other than matters relating to its organization. Prime had no operations until December 27, 2004 other than matters relating to its organization and the contribution of beneficial interest on December 22, 2004 from the Lehman Brothers Prime Money Fund and the Neuberger Berman Prime Money Fund of $100,000 and $100,000, respectively.

     Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), the Portfolios' investment manager and Lehman Brothers Asset Management Inc. ("LBAM"), the sub-adviser to the Portfolios, whose financial statements are not presented herein, also invest in the Portfolios.

     The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other series of the Trust.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4 Income tax information: It is the policy of the Portfolios to comply with the requirements of the Internal Revenue Code. It is also the policy of the Portfolios to conduct their operations so that each of its investors will be able to qualify as a regulated investment company. The Portfolios will be treated as partnerships for U.S. Federal income tax purposes and are therefore not subject to U.S. Federal income tax.

5 Concentration of risk: Each Portfolio normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Portfolios' performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict.

                                NEUBERGER BERMAN SEPTEMBER 30, 2005 (UNAUDITED)


6 Expense allocation: Certain expenses are applicable to multiple portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to each Portfolio or the Trust, are allocated among the Portfolios and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 Repurchase agreements: Each Portfolio may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Portfolio requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Portfolio to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

8 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

     Note B--Management Fees and Other Transactions with Affiliates:

     Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of 0.10% of its average daily net assets. Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average daily net assets of each Portfolio through March 31, 2006. For the six months ended
     September 30, 2005, such waived fees amounted to $218,787 for Institutional Liquidity and $181,001 for Prime.

     LBAM, as sub-adviser to each Portfolio, receives a monthly fee paid by Management, based on an annual rate of each Portfolio's average daily net assets. The Portfolios do not pay a fee directly to LBAM for such services.

     Management and LBAM, sub-adviser to the Portfolios, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or Trustees of the Trust are also employees of LBAM and/or Management.

Notes to Financial Statements Institutional Liquidity Trust cont'd


     Each Portfolio has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2005 the impact of this arrangement was a reduction of expenses of $8,607 for Institutional Liquidity and $26,128 for Prime.

     Note C--Securities Transactions:

     All securities transactions for Institutional Liquidity and Prime were short-term.

     Note D--Unaudited Financial Information:

     The financial information included in this interim report is taken from the records of each Portfolio without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

                                NEUBERGER BERMAN SEPTEMBER 30, 2005 (UNAUDITED)

Financial Highlights Institutional Liquidity Portfolio

                                                                   Period from
                                        Six Months Ended    December 30, 2004^
                                           September 30,          to March 31,
                                        -----------------------------------------


                                                    2005                  2005
                                             (Unaudited)

Ratios to Average Net Assets:
Gross Expenses/#/                                    .11%*                 .11%*
Net Expenses/++/                                     .11%*                 .11%*
Net Investment Income (Loss)                        3.17%*                2.38%*
Total Return/+/                                    +1.68%**              +0.63%**
Net Assets, End of Period (in millions)         $2,327.9              $2,418.4

See Notes to Financial Highlights

Financial Highlights Prime Portfolio

                                                                   Period from
                                        Six Months Ended    December 27, 2004^
                                           September 30,          to March 31,
                                        -----------------------------------------


                                                    2005                  2005
                                             (Unaudited)

Ratios to Average Net Assets:
Gross Expenses/#/                                    .11%*                 .12%*
Net Expenses/++/                                     .11%*                 .11%*
Net Investment Income (Loss)                        3.22%*                2.43%*
Total Return/+/                                    +1.68%**              +0.66%**
Net Assets, End of Period (in millions)         $1,954.0              $1,277.5

See Notes to Financial Highlights

Notes to Financial Highlights Institutional Liquidity Trust

# The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

/++/After waiver of a portion of the investment management fee. Had Management not undertaken such action, the annualized ratio of net expenses to average daily net assets would have been:

                                  Six Months Ended
                                     September 30,  Period Ended March 31,
                                              2005                    2005
Institutional Liquidity Portfolio              .13%                    .13%/(1)/
Prime Portfolio                                .13%                    .13%/(2)/

(1)Period from December 30, 2004 (commencement of operations) to March 31, 2005.
(2)Period from December 27, 2004 (commencement of operations) to March 31, 2005. /+/Total Return for the Portfolio has been calculated based on the total return for the corresponding fund that invests all of its net investable assets in the Portfolio, which is a series of Lehman Brothers Institutional Liquidity Series. Total Return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower had Management not waived a portion of the investment management fee.
^  The date investment operations commenced.
*  Annualized.
** Not annualized.

Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

Sub-Adviser
Lehman Brothers Asset Management Inc.
745 Seventh Avenue
New York, NY 10019

Custodian and Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Address correspondence to:
Neuberger Berman Funds
Institutional Services
605 Third Avenue Mail Drop 2-7
New York, NY 10158-0180

Legal Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1221

Independent Registered Public Accounting Firms
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for each Fund and Portfolio with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll-free).

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report. [LOGO] NEUBERGER BERMAN
A Lehman Brothers Company

Neuberger Berman Management Inc.
605 Third Avenue  2nd Floor
New York, NY  10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[LOGO] recycle  F0368 11/05

ITEM 2. CODE OF ETHICS

The Board of Trustees ("Board") of Neuberger Berman Institutional Liquidity Series ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is filed as Exhibit 12(a)(1) to this Form N-CSR. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has one audit committee financial expert serving on its audit committee. The Registrant's audit committee financial expert is John Cannon. Mr. Cannon is an independent director as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Only required in an annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Semi-Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b)  Not applicable to the Registrant.

ITEM 12. EXHIBITS

(a)(1) A copy of the Code of Ethics is filed as Exhibit 12(a)(1).

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) The certification required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act is attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Institutional Liquidity Series


By:    /s/ Peter Sundman
       --------------------------------
        Peter E. Sundman
        Chief Executive Officer

Date:  December 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:    /s/ Peter E. Sundman
       --------------------------------
        Peter E. Sundman
        Chief Executive Officer

Date:  December 8, 2005



By:    /s/ John M. McGovern
       --------------------------------
        John M. McGovern
        Treasurer and Principal Financial
        and Accounting Officer

Date:  December 8, 2005